Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS 9 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 42,255	¥ 33,975
Other investments	344	341
Financial assets at fair value through other comprehensive income	6,540	3,168
Financial liabilities	12,544	13,044
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,636	5,536
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,006	4,998
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,490	2,081
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	412	429
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,918	2,670
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	199	386
Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	31	34
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	18,656	17,821
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	13,567	9,555
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	35,371	30,466
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,918	2,670
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	199	386
Financial Assets at Amortized Cost | Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	31	34
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	18,656	17,821
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	13,567	9,555
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	344	341
Other investments	344	341
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	6,540	3,168
Financial assets at fair value through other comprehensive income	¥ 6,540	¥ 3,168